SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

On October 7, 2023, subsequent to the reporting period, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets, which led Israel to formally declare war on Hamas the next day. The war is ongoing as of the issuance date of these financial statements. At this stage, the Company does not expect substantial impact of the above-described events on its operations.

NOTE 14 - SUBSEQUENT EVENTS:

On March 16, 2023, the Company consummated Stock Purchase Agreements for a private placement with (i) Moshe Arkin through his individual retirement account and (ii) The Phoenix Insurance Company Ltd. and Shotfut Menayot Israel – Phoenix Amitim, in connection with the sale and issuance of an aggregate amount of 3,294,117 units (collectively, the “Units”), at a purchase price of $4.25 per Unit, and for an aggregate purchase price of $14,000,000. Each Unit consists of: (i) one share of the Company’s common stock par value $0.001 per share (the “Common Stock”) and (ii) one warrant to purchase one share of Common Stock with an exercise price of $5.50 (the “Warrants”). The Warrants are immediately exercisable and will expire three years from the date of issuance and will be subject to customary adjustments.